Financial Instruments and Risk Management, Changes in liabilities from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Liabilities from financing activities [Abstract]
Beginning balance	$ 21,323	$ 22,009	$ 22,372
Cash movements	(4,146)	(1,453)	(2,225)
Other non-cash movements	15,314	767	1,862
Ending balance	32,491	21,323	22,009
Interest Bearing Liabilities [Member]
Liabilities from financing activities [Abstract]
Beginning balance	379	0	75
Cash movements	(1,805)	655	(75)
Other non-cash movements	4,175	(276)	0
Ending balance	2,749	379	0
Preference Shares [Member]
Liabilities from financing activities [Abstract]
Beginning balance	19,201	18,419	18,156
Cash movements	0	0	0
Other non-cash movements	803	782	263
Ending balance	20,004	19,201	18,419
Lease Liabilities [Member]
Liabilities from financing activities [Abstract]
Beginning balance	1,743	3,590	4,141
Cash movements	(2,341)	(2,108)	(2,150)
Other non-cash movements	10,336	261	1,599
Ending balance	$ 9,738	$ 1,743	$ 3,590